Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	5,000,000,000	5,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	4,971,484	3,378,188
Ordinary shares, shares outstanding (in Shares)	[1]	4,971,484	3,378,188
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	3,999,411,812	3,999,411,812
Ordinary shares, shares issued (in Shares)	[1]	4,603,440	2,790,000
Ordinary shares, shares outstanding (in Shares)	[1]	4,603,440	2,790,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	1,000,588,188	1,000,588,188
Ordinary shares, shares issued (in Shares)	[1]	368,044	588,188
Ordinary shares, shares outstanding (in Shares)	[1]	368,044	588,188

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.